Cash and deposits with financial institutions (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2023		2022
Cash and non-interest-bearing deposits with financial institutions	$10,173		$11,065
Interest-bearing deposits with financial institutions	80,139		54,830
Total	$90,312	(1)	$65,895	(1)

(1)	Net of allowances of $7 (2022 – $4).